Unaudited Condensed Consolidated Interim Balance Sheet - GBP (£) £ in Millions		Jun. 30, 2020		Dec. 31, 2019		Jun. 30, 2019
Non-current assets
Goodwill		£ 8,096.3	[1]	£ 10,110.6	[1]	£ 13,181.7	[2],[3]
Other	[2],[3]	1,488.9		1,468.8		1,786.2
Property, plant and equipment	[2],[3]	914.0		876.0		984.4
Right-of-use assets	[2],[3]	1,773.9		1,734.5		1,825.2
Interests in associates and joint ventures	[2],[3]	515.7		813.0		739.6
Other investments	[2],[3]	398.0		498.3		574.7
Deferred tax assets	[2],[3]	205.2		187.9		155.4
Trade and other receivables	[2],[3]	144.0		137.6		182.7
Non-current assets	[2],[3]	13,536.0		15,826.7		19,429.9
Current assets
Corporate income tax recoverable	[2],[3]	180.8		165.4		248.1
Trade and other receivables	[2],[3]	9,403.3		11,822.3		13,170.2
Cash and short-term deposits	[2],[3]	10,558.0		11,305.7		11,507.5
Subtotal of current assets before including assets classified as held for sale	[2],[3]	20,142.1		22,293.4		24,925.8
Assets classified as held for sale	[2],[3]	49.8		485.3
Total of current assets after including assets classified as held for sale	[2],[3]	20,191.9		23,778.7		24,925.8
Current liabilities
Trade and other payables	[2],[3]	(10,768.0)		(14,188.1)		(14,345.9)
Corporate income tax payable	[2],[3]	(371.3)		(499.9)		(493.9)
Short-term lease liabilities	[2],[3]	(310.2)		(302.2)		(388.4)
Bank overdrafts, bonds and bank loans	[2],[3]	(8,147.7)		(8,798.0)		(10,469.1)
Current liabilities other than liabilities included in disposal groups classified as held for sale	[2],[3]	(19,597.2)		(23,788.2)		(25,697.3)
Liabilities associated with assets classified as held for sale	[2],[3]	(20.9)		(170.4)
Total of current liabilities after including liabilitites associated with assets as held for sale	[2],[3]	(19,618.1)		(23,958.6)		(25,697.3)
Net current assets/(liabilities)	[2],[3]	573.8		(179.9)		(771.5)
Total assets less current liabilities	[2],[3]	14,109.8		15,646.8		18,658.4
Non-current liabilities
Bonds and bank loans	[2],[3]	(5,135.8)		(4,047.3)		(5,309.4)
Trade and other payables	[2],[3]	(355.2)		(449.6)		(528.8)
Deferred tax liabilities	[2],[3]	(398.9)		(379.8)		(397.7)
Provisions for post-employment benefits	[2],[3]	(169.5)		(159.0)		(184.9)
Provisions for liabilities and charges	[2],[3]	(235.1)		(247.8)		(255.8)
Long-term lease liabilities	[2],[3]	(2,035.6)		(1,947.5)		(1,957.3)
Non-current liabilities	[2],[3]	(8,330.1)		(7,231.0)		(8,633.9)
Net assets	[2],[3]	5,779.7		8,415.8		10,024.5
Equity
Called-up share capital	[2],[3]	129.6		132.8		133.3
Share premium account	[2],[3]	570.3		570.3		569.9
Other reserves	[2],[3]	532.3		(169.9)		1,043.9
Own shares	[2],[3]	(1,124.3)		(1,178.7)		(1,207.4)
Retained earnings	[2],[3]	5,303.4		8,689.9		9,080.3
Equity shareholders' funds	[2],[3]	5,411.3		8,044.4		9,620.0
Non-controlling interests	[2],[3]	368.4		371.4		404.5
Total equity	[2],[3]	£ 5,779.7		£ 8,415.8		£ 10,024.5

[1]	Figures have been restated as described in the accounting policies.
[2]	Figures have been restated to be in accordance with IAS 32 Financial Instruments: Presentation, as described in the accounting policies.
[3]	Figures have been restated to be in accordance with IAS 39 Financial Instruments: Recognition and Measurement, as described in the accounting policies.